EARNINGS (LOSS) PER SHARE - Schedule of Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share, Basic [Abstract]
Weighted average number of shares - basic (in shares)	94,917	94,886	72,190
Net income (loss) per share attributable to Dole plc - basic (in USD per share)	$ 1.31	$ 0.91	$ (0.10)
Earnings Per Share, Diluted [Abstract]
Weighted average number of shares - basic (in shares)	94,917	94,886	72,190
Effect of share options with a dilutive effect (in shares)	201	28	194
Weighted average number of shares - diluted (in shares)	95,118	94,914	72,384
Net income (loss) per share attributable to Dole plc - diluted (in USD per share)	$ 1.30	$ 0.91	$ (0.10)
Income from continuing operations	$ 177,527	$ 168,230	$ 37,561
Less: Net income attributable to noncontrolling interests	(31,646)	(25,287)	(24,212)
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent	145,881	142,943	13,349
Loss from discontinued operations, net of income taxes	$ (21,818)	$ (56,447)	$ (20,568)
Income (Loss) from Continuing Operations, Per Basic Share	$ 1.54	$ 1.51	$ 0.18
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic Share	(0.23)	(0.60)	(0.28)
Income (Loss) from Continuing Operations, Per Diluted Share	1.53	1.51	0.18
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share	$ (0.23)	$ (0.60)	$ (0.28)
Net income attributable to Dole plc	$ 124,063	$ 86,496	$ (7,219)